Cover	9 Months Ended
Sep. 30, 2022
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	ACCUSTEM SCIENCES, INC.
Entity Central Index Key	0001850767
Entity Primary SIC Number	2834
Entity Tax Identification Number	87-3774438
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5 Penn Plaza
Entity Address, Address Line Two	19th Floor
Entity Address, Address Line Three	#1954
Entity Address, State or Province	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	00 44
Local Phone Number	2074952379
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	5 Penn Plaza
Entity Address, Address Line Two	19th Floor
Entity Address, Address Line Three	#1954
Entity Address, State or Province	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	00 44
Local Phone Number	2074952379
Contact Personnel Name	Wendy Blosser